Employee benefits - Summary of Change in Plan Assets for Pension and Post Retirement Medical Plans (Detail) - Pension benefits [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [line items]
Interest income	$ (1.1)	₨ (77.1)	₨ (55.0)	₨ (41.0)
Remeasurements (gains) / losses –
Return on plan assets, (excluding amount included in net Interest Cost)	4.9	355.9	(180.4)	27.0
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	154.4	11,282.2	10,250.4
Interest income	10.6	776.7	804.5
Remeasurements (gains) / losses –
Return on plan assets, (excluding amount included in net Interest Cost)	4.9	355.9	(180.4)
Employer's contributions	15.6	1,140.2	1,238.0
Benefits paid	(17.0)	(1,241.9)	(830.3)
End of the year	$ 168.5	₨ 12,313.1	₨ 11,282.2	₨ 10,250.4